Diamond Hill Securitized Credit Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Securitized - 97.3%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.7%
Accelerated Assets, LLC, Series 2021-1H, Class D (a)	3.580%	10/20/40	$442,981	$408,946
ACHD Trust, Series 2025-DS1, Class B (a)	9.380%	01/09/34	1,000,000	1,010,328
AMDR ABS Trust, Series 2025-1A, Class B (a)	9.691%	12/19/33	2,375,000	2,421,396
US Bank NA, Series 2025-SUP2, Class R (1* SOFR30A + 650) (a)(b)	10.162%	09/25/32	4,112,780	4,146,737
				7,987,407
Agency MBS CMO Derivatives - 0.6%
FHLMC, Series 3866, Class DS (IO) (-2* SOFR30A + 921) (b)	1.527%	05/15/41	318,205	252,481
GNMA, Series 2021-158, Class MT (IO) (-3.33* SOFR30A + 11) (b)	0.000%	08/20/51	1,605,260	634,522
				887,003
Auto Loan - 6.5%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G (a)	11.395%	09/15/32	918,422	935,458
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class G (a)	10.219%	06/15/33	1,476,878	1,483,918
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class G (a)	10.783%	09/15/33	643,454	646,522
Merchants Fleet Funding, LLC, Series 2025-1A, Class E (a)	8.480%	01/20/39	1,000,000	1,001,324
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class E (a)	10.739%	04/25/34	1,750,000	1,756,426
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G (a)	11.049%	01/16/34	1,500,000	1,487,674
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class D (a)	9.685%	09/26/33	1,780,304	1,776,058
				9,087,380
CRE/CLO - 1.3%
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(b)	6.037%	05/15/38	1,850,000	1,784,747

Diamond Hill Securitized Credit Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 97.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 5.6%
Genesis Sales Finance Master Trust, Series 2024-B, Class F (a)	13.370%	12/20/32	$2,000,000	$1,948,118
Perimeter Master Note Business Trust, Series 2025-1A, Class D (a)	12.800%	12/16/30	6,000,000	5,942,549
				7,890,667
Equipment - 2.2%
US Bank Credit-Linked Notes, Series 2026-RVM1, Class F (a)	10.192%	12/25/46	3,180,000	3,140,212

HECM - 21.2%
Boston Lending Trust, Series 2021-1, Class A (a)	2.000%	07/25/61	1,337,235	1,195,572
Brean Asset Backed Securities Trust, Series 2025-RM10, Class M4 (a)	5.000%	01/25/65	1,906,572	1,571,748
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M4 (a)	4.500%	07/25/65	2,419,925	1,862,703
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M4 (a)	4.250%	10/25/65	1,781,629	1,326,547
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M4 (a)	4.250%	01/25/66	1,712,667	1,230,057
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M4 (a)	4.500%	03/25/78	5,656,329	4,876,436
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M2 (a)	4.500%	03/25/78	1,986,198	1,815,293
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M3 (a)	4.500%	03/25/78	1,175,442	1,047,289
Finance of America, Series 2025-HB1, Class M5 (a)	6.000%	11/25/28	3,100,000	2,879,883
Ocwen Loan Investment Trust, Series 2025-HB2, Class M5 (a)	3.000%	11/25/38	5,600,000	4,371,961
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (a)	3.000%	06/25/38	2,000,000	1,741,245
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (a)	4.704%	11/25/31	1,580,000	1,501,092

Diamond Hill Securitized Credit Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 97.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 21.2% (Continued)
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (a)	1.744%	10/25/50	$1,022,141	$955,558
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (a)	4.000%	08/25/62	3,750,000	3,421,970
				29,797,354
Laboratory - 6.8%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (a)(b)	7.713%	08/13/41	2,120,000	2,045,864
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (a)(b)	6.137%	03/15/38	2,275,000	2,008,143
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (a)(b)	6.736%	03/15/38	1,225,000	1,069,058
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(b)	5.766%	05/15/39	3,050,000	2,714,500
Life Financial Services Trust, Series 2022-BMR2, Class D (1* TSFR1M + 254) (a)(b)	6.214%	05/15/39	2,000,000	1,640,000
				9,477,565
Multifamily - 1.8%
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(b)	9.162%	07/25/41	2,500,000	2,500,016

Non-Agency MBS 2.0 - 1.4%
Flagstar Mortgage Trust, Series 2019-2, Class B5 (a)	4.000%	12/25/49	918,536	636,435
JP Morgan Mortgage Trust, Series 2018-1, Class B5 (a)	3.576%	06/25/48	928,000	610,495
JP Morgan Mortgage Trust, Series 2018-3, Class B5 (a)	3.698%	09/25/48	993,601	678,265
				1,925,195
Office - 7.8%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (a)	2.627%	01/15/32	2,500,000	2,269,225
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (a)(c)	3.289%	01/15/32	775,000	457,250

Diamond Hill Securitized Credit Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 97.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 7.8% (Continued)
COLEM Mortgage Trust, Series 2022-HLNE, Class B (a)	2.461%	04/12/42	$2,000,000	$1,861,440
COLEM Mortgage Trust, Series 2022-HLNE, Class D (a)	2.461%	04/12/42	1,800,000	1,558,296
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(b)	4.937%	10/15/43	1,065,000	1,059,675
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(b)	5.487%	10/15/43	838,000	831,715
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (a)	8.623%	09/15/40	3,000,000	2,974,487
				11,012,088
Residential Transition Loan - 4.5%
Colony American Finance Ltd., Series 2026-R1, Class A2 (a)	10.054%	03/25/36	1,500,000	1,497,048
LHOME Mortgage Trust, Series 2026-RTL1, Class M2 (a)	7.694%	01/25/41	1,400,000	1,392,946
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (a)	8.539%	02/25/40	2,400,000	2,404,939
TVC Mortgage Trust, Series 2026-RRTL1, Class M2 (a)	5.315%	04/25/40	1,000,000	993,080
				6,288,013
Second Lien - 3.8%
Point Securitization Trust, Series 2025-2, Class B1 (a)	7.000%	09/25/55	1,200,000	1,046,336
Point Securitization Trust, Series 2026-1, Class B1 (a)	7.000%	02/25/56	1,900,000	1,646,835
Splitero Trust, Series 2025-1, Class B1 (a)	7.000%	12/25/55	1,750,000	1,547,797
Unlock HEA Trust, Series 2025-2, Class C (a)	6.000%	11/25/41	1,500,000	1,156,598
				5,397,566
Small Business - 5.8%
CPC Asset Securitization, LLC, Series 2025-1A, Class D (a)	11.240%	07/15/31	2,580,000	2,564,504
Kapitus Asset Securitization, LLC, Series 2024-1A, Class D (a)	9.900%	09/10/31	2,100,000	2,089,962

Diamond Hill Securitized Credit Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 97.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 5.8% (Continued)
Mulligan Asset Securitization Loans, Series 2024-1, Class C (a)	12.057%	10/15/31	$2,500,000	$2,530,143
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (a)	12.057%	10/15/31	1,000,000	1,012,057
				8,196,666
Unsecured Consumer - 22.3%
AMCR ABS Trust, Series 2026-A, Class D (a)	13.270%	05/18/33	3,000,000	3,003,576
Avant Loans Funding Trust, Series 2026-REV1, Class F (a)	10.750%	05/15/36	2,000,000	2,002,905
Cherry Securitization Trust, Series 2024-1A, Class D (a)	12.280%	04/15/32	3,000,000	3,038,918
Cherry Securitization Trust, Series 2025-1A, Class D (a)	12.690%	11/15/32	4,010,000	4,102,217
Freedom Financial, Series 2022-4FP, Class CTF (a)(c)	0.000%	12/18/29	25,976	5,273,128
Marlette Funding Trust, Series 2024-1, Class R (a)(c)	0.000%	09/15/33	5,000	687,500
Oportun Funding, LLC, Series 2025-D, Class E (a)	10.820%	02/08/33	2,000,000	2,005,519
Oportun Funding, LLC, Series 2025-B, Class E (a)	9.400%	05/09/33	1,000,000	1,007,191
Oportun Funding, LLC, Series 2025-C, Class E (a)	9.200%	07/08/33	1,800,000	1,796,039
Pagaya AI Debt Selection Trust, Series 2025-3, Class E (a)	12.626%	12/15/32	2,019,815	2,054,426
Pagaya AI Debt Selection Trust, Series 2026-1, Class E (a)	9.232%	09/15/33	1,500,000	1,498,890
Pagaya Point of Sale Holdings, Series 2025-1, Class F (a)	12.000%	01/20/34	2,000,000	1,927,397
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-2, Class F (a)	12.000%	07/20/33	3,000,000	2,832,983
				31,230,689

Total Securitized (Cost $132,255,217)				$136,602,568

Diamond Hill Securitized Credit Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Registered Investment Companies - 4.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (d) (Cost $6,202,829)	6,202,829	$6,202,829

Total Investment Securities - 101.7% (Cost $138,458,046)		$142,805,397

Liabilities in Excess of Other Assets - (1.7)%		(2,465,066)

Net Assets - 100.0%		$140,340,331

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2026 was $135,715,565, representing 96.7% of net assets.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2026. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Illiquid and fair valued security, using observable inputs, as adopted under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2026 was $6,417,878, representing 4.6% of net assets.
(d)	The rate shown is the 7-day effective yield as of March 31, 2026.

IO -	Interest Only
NA -	National Association
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term SOFR